Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.87%
Alphabet, Inc., Class A(b)	375,876	$52,660,228
Alphabet, Inc., Class C(b)	316,370	44,861,266
AT&T, Inc.	5,555,885	98,283,606
Charter Communications, Inc., Class A(b)(c)	255,879	94,856,904
Comcast Corp., Class A	2,232,011	103,877,792
Electronic Arts, Inc.	685,344	94,289,627
Fox Corp., Class A(c)	2,093,346	67,615,076
Fox Corp., Class B	1,116,053	33,492,750
Interpublic Group of Cos., Inc. (The)(c)	3,011,012	99,333,286
Live Nation Entertainment, Inc.(b)(c)	1,103,056	98,006,526
Match Group, Inc.(b)	2,927,726	112,366,124
Meta Platforms, Inc., Class A(b)(c)	282,393	110,172,805
Netflix, Inc.(b)	207,037	116,791,642
News Corp., Class A(c)	3,255,871	80,224,661
News Corp., Class B(c)	980,986	25,083,812
Omnicom Group, Inc.(c)	1,146,665	103,635,583
Paramount Global, Class B(c)	5,576,574	81,362,215
Take-Two Interactive Software, Inc.(b)(c)	605,460	99,858,518
T-Mobile US, Inc.(c)	601,176	96,927,606
Verizon Communications, Inc.	2,456,704	104,041,414
Walt Disney Co. (The)	1,012,411	97,242,076
Warner Bros. Discovery, Inc.(b)	8,195,087	82,114,772
		1,897,098,289
Consumer Discretionary-10.51%
Airbnb, Inc., Class A(b)(c)	668,450	96,350,383
Amazon.com, Inc.(b)	637,920	99,005,184
Aptiv PLC(b)(c)	1,176,614	95,694,017
AutoZone, Inc.(b)	35,986	99,398,010
Bath & Body Works, Inc.	2,501,033	106,694,068
Best Buy Co., Inc.(c)	1,269,865	92,052,514
Booking Holdings, Inc.(b)(c)	29,425	103,207,305
BorgWarner, Inc.(c)	2,856,126	96,822,671
Caesars Entertainment, Inc.(b)(c)	2,127,125	93,316,974
CarMax, Inc.(b)(c)	1,398,124	99,518,466
Carnival Corp.(b)(c)	5,190,314	86,055,406
Chipotle Mexican Grill, Inc.(b)(c)	42,176	101,592,283
D.R. Horton, Inc.	678,567	96,974,010
Darden Restaurants, Inc.(c)	591,291	96,132,091
Domino’s Pizza, Inc.	237,877	101,387,935
eBay, Inc.	2,276,346	93,489,530
Etsy, Inc.(b)(c)	1,174,533	78,176,916
Expedia Group, Inc.(b)	645,720	95,779,648
Ford Motor Co.(c)	8,534,379	100,022,922
Garmin Ltd.(c)	754,213	90,120,911
General Motors Co.(c)	2,785,142	108,063,510
Genuine Parts Co.	706,509	99,073,757
Hasbro, Inc.	1,929,902	94,468,703
Hilton Worldwide Holdings, Inc.(c)	548,278	104,699,167
Home Depot, Inc. (The)(c)	288,082	101,681,423
Las Vegas Sands Corp.	2,026,071	99,115,393
Lennar Corp., Class A	672,961	100,843,206
LKQ Corp.(c)	2,069,735	96,594,532
Lowe’s Cos., Inc.	452,643	96,340,536
lululemon athletica, inc.(b)(c)	192,081	87,170,199
Marriott International, Inc., Class A(c)	449,166	107,678,565
McDonald’s Corp.	329,161	96,352,008
MGM Resorts International(c)	2,268,692	98,393,172
Mohawk Industries, Inc.(b)(c)	1,017,964	106,122,747
NIKE, Inc., Class B	810,894	82,330,068
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)(c)	5,031,885	$89,567,553
NVR, Inc.(b)	14,744	104,318,076
O’Reilly Automotive, Inc.(b)	99,515	101,808,821
Pool Corp.(c)	265,823	98,686,789
PulteGroup, Inc.	975,687	102,017,833
Ralph Lauren Corp.(c)	713,248	102,472,340
Ross Stores, Inc.	711,359	99,789,440
Royal Caribbean Cruises Ltd.(b)(c)	780,213	99,477,157
Starbucks Corp.	973,041	90,522,004
Tapestry, Inc.	2,802,529	108,710,100
Tesla, Inc.(b)(c)	385,744	72,245,994
TJX Cos., Inc. (The)	1,054,169	100,051,180
Tractor Supply Co.(c)	443,372	99,581,351
Ulta Beauty, Inc.(b)(c)	195,134	97,967,025
V.F. Corp.(c)	5,180,084	85,264,183
Whirlpool Corp.(c)	843,842	92,417,576
Wynn Resorts Ltd.	1,116,251	105,407,582
Yum! Brands, Inc.(c)	755,741	97,860,902
		5,148,884,136
Consumer Staples-7.42%
Altria Group, Inc.(c)	2,275,781	91,304,334
Archer-Daniels-Midland Co.	1,274,029	70,810,532
Brown-Forman Corp., Class B(c)	1,706,083	93,663,957
Bunge Global S.A.	899,120	79,203,481
Campbell Soup Co.(c)	2,190,599	97,766,433
Church & Dwight Co., Inc.	1,011,641	101,012,354
Clorox Co. (The)(c)	663,875	96,427,844
Coca-Cola Co. (The)	1,603,270	95,378,532
Colgate-Palmolive Co.	1,218,011	102,556,526
Conagra Brands, Inc.	3,184,038	92,814,708
Constellation Brands, Inc., Class A	400,759	98,218,016
Costco Wholesale Corp.	153,824	106,889,221
Dollar General Corp.(c)	738,506	97,534,487
Dollar Tree, Inc.(b)(c)	755,312	98,658,853
Estee Lauder Cos., Inc. (The), Class A(c)	703,262	92,823,551
General Mills, Inc.	1,435,655	93,188,366
Hershey Co. (The)	506,211	97,972,077
Hormel Foods Corp.(c)	2,995,273	90,966,441
J. M. Smucker Co. (The)(c)	787,472	103,591,942
Kellanova(c)	1,750,388	95,851,247
Kenvue, Inc.	4,560,620	94,678,471
Keurig Dr Pepper, Inc.	2,926,450	92,007,588
Kimberly-Clark Corp.	783,748	94,809,996
Kraft Heinz Co. (The)(c)	2,594,422	96,330,889
Kroger Co. (The)	2,107,855	97,256,430
Lamb Weston Holdings, Inc.	930,650	95,335,786
McCormick & Co., Inc.(c)	1,400,902	95,485,480
Molson Coors Beverage Co., Class B	1,508,726	93,224,180
Mondelez International, Inc., Class A	1,321,823	99,493,617
Monster Beverage Corp.(b)	1,743,066	95,903,491
PepsiCo, Inc.	567,173	95,585,666
Philip Morris International, Inc.	1,029,362	93,517,538
Procter & Gamble Co. (The)	647,289	101,714,993
Sysco Corp.(c)	1,272,638	102,994,593
Target Corp.	695,479	96,727,219
Tyson Foods, Inc., Class A(c)	1,828,917	100,151,495
Walgreens Boots Alliance, Inc.(c)	4,057,082	91,568,341
Walmart, Inc.	623,014	102,953,063
		3,636,371,738
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Energy-4.44%
APA Corp.(c)	2,727,078	$85,439,354
Baker Hughes Co., Class A	2,914,563	83,065,046
Chevron Corp.(c)	651,085	95,989,462
ConocoPhillips(c)	838,593	93,813,399
Coterra Energy, Inc.(c)	3,804,362	94,652,527
Devon Energy Corp.	2,132,071	89,589,623
Diamondback Energy, Inc.	631,823	97,136,468
EOG Resources, Inc.	789,939	89,887,159
EQT Corp.(c)	2,531,526	89,616,020
Exxon Mobil Corp.(c)	943,930	97,045,443
Halliburton Co.(c)	2,691,050	95,935,932
Hess Corp.(c)	699,136	98,249,582
Kinder Morgan, Inc.	5,308,621	89,821,867
Marathon Oil Corp.	3,900,453	89,125,351
Marathon Petroleum Corp.(c)	657,242	108,839,275
Occidental Petroleum Corp.(c)	1,664,012	95,797,171
ONEOK, Inc.(c)	1,377,484	94,013,283
Phillips 66(c)	750,044	108,238,850
Pioneer Natural Resources Co.	421,791	96,940,226
Schlumberger N.V.	1,925,625	93,777,937
Targa Resources Corp.	1,085,470	92,221,531
Valero Energy Corp.	766,207	106,426,152
Williams Cos., Inc. (The)(c)	2,645,521	91,693,758
		2,177,315,416
Financials-14.69%
Aflac, Inc.	1,138,360	96,009,282
Allstate Corp. (The)(c)	674,347	104,692,372
American Express Co.	557,956	112,004,087
American International Group, Inc.	1,434,308	99,698,749
Ameriprise Financial, Inc.	263,190	101,809,788
Aon PLC, Class A	290,241	86,616,622
Arch Capital Group Ltd.(b)	1,184,893	97,670,730
Arthur J. Gallagher & Co.	390,467	90,650,819
Assurant, Inc.	560,358	94,112,126
Bank of America Corp.	3,036,145	103,259,291
Bank of New York Mellon Corp. (The)	1,915,345	106,225,034
Berkshire Hathaway, Inc., Class B(b)(c)	266,496	102,265,175
BlackRock, Inc.	126,180	97,702,436
Blackstone, Inc., Class A	834,416	103,843,071
Brown & Brown, Inc.	1,268,082	98,352,440
Capital One Financial Corp.(c)	796,334	107,759,917
Cboe Global Markets, Inc.	525,718	96,653,254
Charles Schwab Corp. (The)	1,467,030	92,305,528
Chubb Ltd.	422,063	103,405,435
Cincinnati Financial Corp.	914,100	101,282,280
Citigroup, Inc.	1,922,054	107,961,773
Citizens Financial Group, Inc.	3,173,499	103,773,417
CME Group, Inc., Class A	444,339	91,462,740
Comerica, Inc.(c)	1,880,439	98,873,483
Discover Financial Services(c)	909,643	95,985,529
Everest Group Ltd.	244,040	93,948,079
FactSet Research Systems, Inc.	211,571	100,690,870
Fidelity National Information Services, Inc.(c)	1,594,788	99,291,501
Fifth Third Bancorp(c)	3,006,884	102,955,708
Fiserv, Inc.(b)	709,843	100,705,426
FLEETCOR Technologies, Inc.(b)(c)	366,856	106,362,560
Franklin Resources, Inc.(c)	3,674,894	97,862,427
Global Payments, Inc.	782,277	104,222,765
Globe Life, Inc.(c)	767,546	94,270,000
Goldman Sachs Group, Inc. (The)	267,756	102,820,982
	Shares	Value
Financials-(continued)
Hartford Financial Services Group, Inc. (The)	1,201,092	$104,446,960
Huntington Bancshares, Inc.(c)	7,837,005	99,765,074
Intercontinental Exchange, Inc.(c)	830,069	105,692,686
Invesco Ltd.(d)	6,177,906	97,796,252
Jack Henry & Associates, Inc.(c)	570,949	94,680,473
JPMorgan Chase & Co.	592,936	103,384,321
KeyCorp(c)	7,086,415	102,965,610
Loews Corp.(c)	1,364,881	99,445,230
M&T Bank Corp.(c)	708,280	97,813,468
MarketAxess Holdings, Inc.(c)	359,589	81,090,915
Marsh & McLennan Cos., Inc.	480,670	93,173,073
Mastercard, Inc., Class A	228,290	102,554,717
MetLife, Inc.	1,466,561	101,662,008
Moody’s Corp.(c)	250,938	98,377,733
Morgan Stanley	1,142,688	99,688,101
MSCI, Inc.(c)	185,434	111,004,501
Nasdaq, Inc.(c)	1,741,410	100,601,256
Northern Trust Corp.(c)	1,169,569	93,144,475
PayPal Holdings, Inc.(b)	1,594,788	97,840,244
PNC Financial Services Group, Inc. (The)	668,499	101,083,734
Principal Financial Group, Inc.	1,250,789	98,937,410
Progressive Corp. (The)(c)	582,929	103,907,094
Prudential Financial, Inc.(c)	931,487	97,740,931
Raymond James Financial, Inc.(c)	877,774	96,713,139
Regions Financial Corp.(c)	5,387,912	100,592,317
S&P Global, Inc.(c)	226,478	101,541,411
State Street Corp.	1,270,211	93,830,487
Synchrony Financial	2,662,658	103,497,516
T. Rowe Price Group, Inc.(c)	954,813	103,549,470
Travelers Cos., Inc. (The)	518,295	109,546,831
Truist Financial Corp.	2,737,204	101,440,780
U.S. Bancorp	2,324,190	96,546,853
Visa, Inc., Class A(c)	367,362	100,385,340
W.R. Berkley Corp.(c)	1,317,886	107,908,506
Wells Fargo & Co.	2,038,306	102,282,195
Willis Towers Watson PLC(c)	387,666	95,482,136
Zions Bancorporation N.A.(c)	2,413,708	101,134,365
		7,198,753,308
Health Care-13.28%
Abbott Laboratories(c)	899,033	101,725,584
AbbVie, Inc.(c)	629,478	103,486,183
Agilent Technologies, Inc.(c)	738,623	96,094,852
Align Technology, Inc.(b)(c)	424,490	113,474,667
Amgen, Inc.(c)	349,408	109,804,958
Baxter International, Inc.	2,600,309	100,605,955
Becton, Dickinson and Co.(c)	404,588	96,619,660
Biogen, Inc.(b)	392,478	96,808,623
Bio-Rad Laboratories, Inc., Class A(b)(c)	308,932	99,133,189
Bio-Techne Corp.(c)	1,375,550	96,728,676
Boston Scientific Corp.(b)	1,710,354	108,196,994
Bristol-Myers Squibb Co.	1,868,155	91,296,735
Cardinal Health, Inc.	879,981	96,085,125
Catalent, Inc.(b)	2,527,230	130,506,157
Cencora, Inc.(c)	465,720	108,363,730
Centene Corp.(b)(c)	1,273,681	95,920,916
Charles River Laboratories International, Inc.(b)(c)	459,501	99,380,876
Cigna Group (The)	362,881	109,209,037
Cooper Cos., Inc. (The)	280,566	104,659,535
CVS Health Corp.(c)	1,251,643	93,084,690

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Danaher Corp.(c)	431,996	$103,640,160
DaVita, Inc.(b)(c)	873,693	94,498,635
DENTSPLY SIRONA, Inc.(c)	2,947,487	102,425,173
DexCom, Inc.(b)	803,245	97,473,781
Edwards Lifesciences Corp.(b)(c)	1,359,084	106,647,321
Elevance Health, Inc.	196,886	97,151,428
Eli Lilly and Co.	157,193	101,485,373
GE HealthCare Technologies, Inc.	1,371,713	100,628,866
Gilead Sciences, Inc.	1,189,564	93,095,279
HCA Healthcare, Inc.(c)	364,645	111,180,261
Henry Schein, Inc.(b)(c)	1,306,989	97,815,057
Hologic, Inc.(b)	1,374,799	102,340,038
Humana, Inc.(c)	195,358	73,857,045
IDEXX Laboratories, Inc.(b)	176,814	91,073,355
Illumina, Inc.(b)(c)	831,698	118,941,131
Incyte Corp.(b)(c)	1,718,370	100,988,605
Insulet Corp.(b)(c)	483,225	92,233,156
Intuitive Surgical, Inc.(b)	302,536	114,425,166
IQVIA Holdings, Inc.(b)(c)	436,597	90,912,593
Johnson & Johnson	609,076	96,782,176
Laboratory Corp. of America Holdings(c)	433,784	96,430,183
McKesson Corp.	205,198	102,576,428
Medtronic PLC(c)	1,184,492	103,690,430
Merck & Co., Inc.(c)	905,972	109,423,298
Mettler-Toledo International, Inc.(b)(c)	86,186	103,181,017
Moderna, Inc.(b)(c)	1,170,614	118,290,545
Molina Healthcare, Inc.(b)(c)	255,758	91,162,382
Pfizer, Inc.(c)	3,266,398	88,454,058
Quest Diagnostics, Inc.(c)	691,395	88,795,860
Regeneron Pharmaceuticals, Inc.(b)(c)	111,918	105,514,052
ResMed, Inc.	577,487	109,838,027
Revvity, Inc.(c)	1,032,347	110,646,951
STERIS PLC(c)	468,806	102,645,074
Stryker Corp.(c)	325,449	109,181,631
Teleflex, Inc.(c)	406,778	98,777,902
Thermo Fisher Scientific, Inc.(c)	192,029	103,499,790
UnitedHealth Group, Inc.	171,343	87,683,067
Universal Health Services, Inc., Class B	683,759	108,587,767
Vertex Pharmaceuticals, Inc.(b)	268,268	116,261,986
Viatris, Inc.(c)	9,559,058	112,510,113
Waters Corp.(b)(c)	321,981	102,296,584
West Pharmaceutical Services, Inc.	274,505	102,398,600
Zimmer Biomet Holdings, Inc.(c)	800,968	100,601,581
Zoetis, Inc.(c)	509,415	95,673,231
		6,506,901,298
Industrials-15.59%
3M Co.(c)	909,022	85,766,226
A.O. Smith Corp.	1,205,929	93,592,150
Allegion PLC(c)	852,075	105,563,572
American Airlines Group, Inc.(b)(c)	6,831,524	97,212,587
AMETEK, Inc.	597,915	96,892,126
Automatic Data Processing, Inc.	409,865	100,736,620
Axon Enterprise, Inc.(b)(c)	397,446	98,987,901
Boeing Co. (The)(b)(c)	384,355	81,114,279
Broadridge Financial Solutions, Inc.(c)	490,964	100,254,849
Builders FirstSource, Inc.(b)	636,681	110,610,590
C.H. Robinson Worldwide, Inc.	1,111,550	93,470,239
Carrier Global Corp.(c)	1,700,175	93,016,574
Caterpillar, Inc.	361,917	108,687,294
Cintas Corp.	170,216	102,907,487
Copart, Inc.(b)	1,982,875	95,257,315
	Shares	Value
Industrials-(continued)
CSX Corp.	2,852,003	$101,816,507
Cummins, Inc.	407,683	97,558,542
Dayforce, Inc.(b)(c)	1,398,837	97,247,148
Deere & Co.	258,677	101,810,094
Delta Air Lines, Inc.(c)	2,328,832	91,150,484
Dover Corp.	654,428	98,020,226
Eaton Corp. PLC(c)	404,570	99,556,586
Emerson Electric Co.	1,048,904	96,215,964
Equifax, Inc.(c)	411,708	100,596,733
Expeditors International of Washington, Inc.(c)	780,877	98,648,191
Fastenal Co.	1,508,548	102,928,230
FedEx Corp.	345,344	83,328,054
Fortive Corp.	1,363,883	106,628,373
Generac Holdings, Inc.(b)	772,983	87,864,978
General Dynamics Corp.(c)	372,424	98,688,636
General Electric Co.	779,417	103,210,399
Honeywell International, Inc.(c)	483,352	97,762,775
Howmet Aerospace, Inc.	1,764,348	99,262,218
Hubbell, Inc.	304,852	102,299,186
Huntington Ingalls Industries, Inc.	380,862	98,612,789
IDEX Corp.(c)	458,642	97,002,783
Illinois Tool Works, Inc.(c)	376,452	98,216,327
Ingersoll Rand, Inc.(c)	1,282,185	102,395,294
J.B. Hunt Transport Services, Inc.	503,528	101,199,057
Jacobs Solutions, Inc.	738,097	99,473,333
Johnson Controls International PLC	1,675,154	88,263,864
L3Harris Technologies, Inc.(c)	480,318	100,107,878
Leidos Holdings, Inc.(c)	866,037	95,671,107
Lockheed Martin Corp.	209,650	90,025,806
Masco Corp.(c)	1,468,675	98,827,141
Nordson Corp.(c)	392,688	98,847,423
Norfolk Southern Corp.	424,926	99,959,592
Northrop Grumman Corp.(c)	197,614	88,286,031
Old Dominion Freight Line, Inc.(c)	254,531	99,526,712
Otis Worldwide Corp.(c)	1,073,953	94,980,403
PACCAR, Inc.	985,904	98,974,903
Parker-Hannifin Corp.	214,187	99,489,861
Paychex, Inc.	757,705	92,235,430
Paycom Software, Inc.(c)	503,664	95,817,039
Pentair PLC	1,393,794	101,983,907
Quanta Services, Inc.(c)	471,607	91,515,338
Republic Services, Inc.	580,678	99,365,619
Robert Half, Inc.(c)	1,130,908	89,952,422
Rockwell Automation, Inc.	337,308	85,433,370
Rollins, Inc.	2,268,141	98,233,187
RTX Corp.(c)	1,155,860	105,321,963
Snap-on, Inc.(c)	337,686	97,905,302
Southwest Airlines Co.(c)	3,233,783	96,657,774
Stanley Black & Decker, Inc.(c)	1,012,646	94,479,872
Textron, Inc.	1,237,384	104,818,799
Trane Technologies PLC	401,519	101,202,864
TransDigm Group, Inc.(c)	95,576	104,433,984
Uber Technologies, Inc.(b)(c)	1,522,848	99,396,289
Union Pacific Corp.(c)	408,966	99,759,076
United Airlines Holdings, Inc.(b)(c)	2,293,562	94,907,596
United Parcel Service, Inc., Class B	601,570	85,362,783
United Rentals, Inc.	189,926	118,779,720
Veralto Corp.(c)	1,246,029	95,557,964
Verisk Analytics, Inc.	403,394	97,431,753
W.W. Grainger, Inc.	116,862	104,666,282
Wabtec Corp.	794,198	104,492,631

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Waste Management, Inc.(c)	545,245	$101,213,829
Xylem, Inc.(c)	883,343	99,323,087
		7,638,771,317
Information Technology-13.14%
Accenture PLC, Class A(c)	278,614	101,382,062
Adobe, Inc.(b)	154,020	95,150,476
Advanced Micro Devices, Inc.(b)(c)	729,359	122,306,211
Akamai Technologies, Inc.(b)	821,353	101,215,330
Amphenol Corp., Class A(c)	1,007,926	101,901,319
Analog Devices, Inc.	508,625	97,839,105
ANSYS, Inc.(b)	327,655	107,415,139
Apple, Inc.	480,569	88,616,924
Applied Materials, Inc.	636,593	104,592,230
Arista Networks, Inc.(b)	419,902	108,620,249
Autodesk, Inc.(b)	419,940	106,584,971
Broadcom, Inc.	99,686	117,629,480
Cadence Design Systems, Inc.(b)	361,327	104,228,386
CDW Corp.(c)	440,774	99,932,281
Cisco Systems, Inc.	1,942,990	97,499,238
Cognizant Technology Solutions Corp., Class A	1,336,307	103,055,996
Corning, Inc.(c)	3,229,228	104,917,618
Enphase Energy, Inc.(b)(c)	912,223	94,989,781
EPAM Systems, Inc.(b)	350,235	97,403,856
F5, Inc.(b)	549,981	101,031,510
Fair Isaac Corp.(b)	82,904	99,387,802
First Solar, Inc.(b)(c)	646,257	94,547,399
Fortinet, Inc.(b)	1,801,341	116,168,481
Gartner, Inc.(b)	207,831	95,070,213
Gen Digital, Inc.	4,242,319	99,609,650
Hewlett Packard Enterprise Co.	5,795,374	88,611,268
HP, Inc.	3,190,687	91,604,624
Intel Corp.	2,200,648	94,803,916
International Business Machines Corp.(c)	580,064	106,534,554
Intuit, Inc.	163,973	103,521,074
Jabil, Inc.	790,094	98,990,877
Juniper Networks, Inc.(c)	3,240,890	119,783,294
Keysight Technologies, Inc.(b)(c)	650,791	99,740,229
KLA Corp.(c)	175,811	104,438,766
Lam Research Corp.	133,892	110,483,662
Microchip Technology, Inc.(c)	1,091,908	93,008,723
Micron Technology, Inc.	1,253,542	107,491,226
Microsoft Corp.	251,199	99,871,698
Monolithic Power Systems, Inc.	163,440	98,508,557
Motorola Solutions, Inc.	289,856	92,608,992
NetApp, Inc.(c)	1,051,080	91,654,176
NVIDIA Corp.	198,121	121,897,908
NXP Semiconductors N.V. (China)	436,036	91,816,101
ON Semiconductor Corp.(b)(c)	1,234,904	87,838,722
Oracle Corp.	827,725	92,456,883
Palo Alto Networks, Inc.(b)(c)	314,888	106,592,737
PTC, Inc.(b)	564,206	101,923,814
Qorvo, Inc.(b)	904,007	90,165,658
QUALCOMM, Inc.	706,562	104,931,523
Roper Technologies, Inc.(c)	175,111	94,034,607
Salesforce, Inc.(b)	374,761	105,341,569
Seagate Technology Holdings PLC(c)	1,166,017	99,904,337
ServiceNow, Inc.(b)(c)	134,694	103,094,788
Skyworks Solutions, Inc.(c)	905,704	94,609,840
Synopsys, Inc.(b)	175,326	93,510,122
TE Connectivity Ltd.	704,409	100,159,916
	Shares	Value
Information Technology-(continued)
Teledyne Technologies, Inc.(b)(c)	228,671	$95,691,953
Teradyne, Inc.(c)	1,018,011	98,329,682
Texas Instruments, Inc.	598,414	95,818,050
Trimble, Inc.(b)(c)	2,003,513	101,898,671
Tyler Technologies, Inc.(b)(c)	233,563	98,738,758
VeriSign, Inc.(b)(c)	441,233	87,752,419
Western Digital Corp.(b)(c)	1,963,843	112,430,012
Zebra Technologies Corp., Class A(b)(c)	397,870	95,309,758
		6,436,999,171
Materials-5.38%
Air Products and Chemicals, Inc.	357,365	91,381,804
Albemarle Corp.(c)	734,790	84,309,805
Amcor PLC(c)	9,740,995	91,857,583
Avery Dennison Corp.(c)	490,060	97,742,467
Ball Corp.(c)	1,633,930	90,601,418
Celanese Corp.(c)	665,203	97,312,547
CF Industries Holdings, Inc.(c)	1,227,382	92,679,615
Corteva, Inc.	2,081,280	94,656,614
Dow, Inc.(c)	1,845,996	98,945,386
DuPont de Nemours, Inc.	1,326,271	81,963,548
Eastman Chemical Co.(c)	1,108,136	92,584,763
Ecolab, Inc.	489,007	96,930,967
FMC Corp.(c)	1,681,956	94,525,927
Freeport-McMoRan, Inc.(c)	2,463,712	97,784,729
International Flavors & Fragrances, Inc.(c)	1,223,198	98,687,615
International Paper Co.	2,550,728	91,392,584
Linde PLC	234,635	94,987,287
LyondellBasell Industries N.V., Class A(c)	1,015,673	95,595,143
Martin Marietta Materials, Inc.	200,571	101,974,308
Mosaic Co. (The)	2,634,635	80,909,641
Newmont Corp.(c)	2,405,176	83,002,624
Nucor Corp.(c)	579,529	108,331,356
Packaging Corp. of America	573,841	95,188,745
PPG Industries, Inc.	652,750	92,063,860
Sherwin-Williams Co. (The)	324,621	98,808,140
Steel Dynamics, Inc.(c)	830,081	100,182,476
Vulcan Materials Co.(c)	435,043	98,324,068
WestRock Co.	2,283,718	91,942,487
		2,634,667,507
Real Estate-6.02%
Alexandria Real Estate Equities, Inc.(c)	786,741	95,116,987
American Tower Corp.	454,879	88,997,076
AvalonBay Communities, Inc.	534,668	95,710,919
Boston Properties, Inc.(c)	1,466,795	97,541,867
Camden Property Trust	1,003,373	94,156,522
CBRE Group, Inc., Class A(b)(c)	1,136,419	98,084,324
CoStar Group, Inc.(b)	1,141,258	95,272,218
Crown Castle, Inc.	809,748	87,655,221
Digital Realty Trust, Inc.(c)	697,489	97,969,305
Equinix, Inc.(c)	117,189	97,239,917
Equity Residential	1,598,124	96,191,084
Essex Property Trust, Inc.(c)	415,945	97,027,490
Extra Space Storage, Inc.(c)	677,483	97,855,644
Federal Realty Investment Trust	948,571	96,498,128
Healthpeak Properties, Inc.(c)	5,013,414	92,748,159
Host Hotels & Resorts, Inc.(c)	5,225,019	100,424,865
Invitation Homes, Inc.	2,841,397	93,567,203
Iron Mountain, Inc.(c)	1,436,105	96,965,810
Kimco Realty Corp.(c)	4,642,597	93,780,459

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
Mid-America Apartment Communities, Inc.	739,033	$93,398,991
Prologis, Inc.(c)	784,030	99,328,761
Public Storage(c)	343,275	97,212,047
Realty Income Corp.	1,745,057	94,913,650
Regency Centers Corp.(c)	1,469,617	92,100,897
SBA Communications Corp., Class A(c)	385,193	86,229,305
Simon Property Group, Inc.(c)	707,044	98,003,369
UDR, Inc.	2,657,518	95,723,798
Ventas, Inc.(c)	2,011,289	93,303,697
VICI Properties, Inc.	3,079,890	92,766,287
Welltower, Inc.	1,071,240	92,672,972
Weyerhaeuser Co.	3,043,940	99,749,914
		2,948,206,886
Utilities-5.61%
AES Corp. (The)	5,158,976	86,051,720
Alliant Energy Corp.	1,828,917	88,995,101
Ameren Corp.	1,205,195	83,845,416
American Electric Power Co., Inc.	1,179,797	92,189,338
American Water Works Co., Inc.	715,530	88,740,031
Atmos Energy Corp.(c)	828,847	94,438,827
CenterPoint Energy, Inc.	3,267,562	91,295,682
CMS Energy Corp.(c)	1,615,814	92,359,928
Consolidated Edison, Inc.	1,026,327	93,293,124
Constellation Energy Corp.	845,242	103,119,524
Dominion Energy, Inc.(c)	1,979,531	90,504,157
DTE Energy Co.	865,073	91,195,996
Duke Energy Corp.	995,713	95,419,177
Edison International(c)	1,393,877	94,058,820
Entergy Corp.	921,815	91,960,265
Evergy, Inc.(c)	1,822,485	92,527,564
Eversource Energy(c)	1,575,342	85,415,043
Exelon Corp.(c)	2,396,319	83,415,864
FirstEnergy Corp.	2,535,026	92,984,754
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	1,574,013	$92,284,382
NiSource, Inc.	3,574,256	92,823,428
NRG Energy, Inc.	1,965,949	104,273,935
PG&E Corp.(c)	5,335,978	90,017,949
Pinnacle West Capital Corp.	1,247,840	85,976,176
PPL Corp.	3,605,750	94,470,650
Public Service Enterprise Group, Inc.	1,502,299	87,118,319
Sempra(c)	1,299,075	92,961,807
Southern Co. (The)	1,314,673	91,396,067
WEC Energy Group, Inc.	1,117,628	90,259,637
Xcel Energy, Inc.	1,542,747	92,364,263
		2,745,756,944
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $47,467,011,342)		48,969,726,010
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.92%
Invesco Private Government Fund, 5.29%(d)(e)(f)	671,482,519	671,482,519
Invesco Private Prime Fund, 5.52%(d)(e)(f)	1,736,972,281	1,738,188,162
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,409,660,305)		2,409,670,681
TOTAL INVESTMENTS IN SECURITIES-104.87% (Cost $49,876,671,647)		51,379,396,691
OTHER ASSETS LESS LIABILITIES-(4.87)%		(2,385,326,374)
NET ASSETS-100.00%		$48,994,070,317

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Invesco Ltd.	$67,912,073	$63,795,306	$(27,202,304)	$(7,794,916)	$1,086,093	$97,796,252	$2,880,190
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	506,932,598	(506,932,598)	-	-	-	358,888
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$539,713,330	$3,953,470,284	$(3,821,701,095)	$-	$-	$671,482,519	$21,189,749*
Invesco Private Prime Fund	1,380,240,578	8,330,345,823	(7,973,336,276)	19,855	918,182	1,738,188,162	56,821,011*
Total	$1,987,865,981	$12,854,544,011	$(12,329,172,273)	$(7,775,061)	$2,004,275	$2,507,466,933	$81,249,838

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Diversified Telecommunication Services-17.70%
AT&T, Inc.	160,031	$2,830,948
Frontier Communications Parent, Inc.(b)(c)	116,010	2,857,326
Iridium Communications, Inc.(c)	66,729	2,419,594
Verizon Communications, Inc.	70,783	2,997,660
		11,105,528
Entertainment-27.03%
Electronic Arts, Inc.	19,742	2,716,105
Live Nation Entertainment, Inc.(b)	31,792	2,824,719
Netflix, Inc.(b)	5,981	3,373,942
Take-Two Interactive Software, Inc.(b)	17,431	2,874,895
Walt Disney Co. (The)	29,164	2,801,202
Warner Bros. Discovery, Inc.(b)	236,061	2,365,331
		16,956,194
Interactive Media & Services-14.70%
Alphabet, Inc., Class A(b)	10,815	1,515,182
Alphabet, Inc., Class C(b)	9,128	1,294,350
Match Group, Inc.(b)	84,351	3,237,391
Meta Platforms, Inc., Class A(b)	8,128	3,171,058
		9,217,981
Media-36.16%
Charter Communications, Inc., Class A(b)	7,369	2,731,762
Comcast Corp., Class A	64,316	2,993,267
Fox Corp., Class A	60,323	1,948,433
Fox Corp., Class B	32,147	964,731
Interpublic Group of Cos., Inc. (The)(c)	86,739	2,861,520
New York Times Co. (The), Class A	58,005	2,816,723
	Shares	Value
Media-(continued)
News Corp., Class A	93,822	$2,311,774
News Corp., Class B(c)	28,253	722,429
Omnicom Group, Inc.	33,052	2,987,240
Paramount Global, Class B(c)	160,701	2,344,627
		22,682,506
Wireless Telecommunication Services-4.45%
T-Mobile US, Inc.	17,325	2,793,310
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $61,567,489)		62,755,519
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.02%
Invesco Private Government Fund, 5.29%(d)(e)(f)	1,935,582	1,935,582
Invesco Private Prime Fund, 5.52%(d)(e)(f)	4,973,726	4,977,208
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,912,790)		6,912,790
TOTAL INVESTMENTS IN SECURITIES-111.06% (Cost $68,480,279)		69,668,309
OTHER ASSETS LESS LIABILITIES-(11.06)%		(6,935,947)
NET ASSETS-100.00%		$62,732,362
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,875,667	$(2,875,667)	$-	$-	$-	$2,802
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,241,707	33,286,983	(35,593,108)	-	-	1,935,582	80,716*
Invesco Private Prime Fund	10,907,518	71,403,739	(77,336,155)	163	1,943	4,977,208	217,453*
Total	$15,149,225	$107,566,389	$(115,804,930)	$163	$1,943	$6,912,790	$300,971

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Automobile Components-3.74%
Aptiv PLC(b)	94,695	$7,701,544
BorgWarner, Inc.	229,761	7,788,898
		15,490,442
Automobiles-5.45%
Ford Motor Co.	686,569	8,046,589
General Motors Co.	223,984	8,690,579
Tesla, Inc.(b)	30,997	5,805,428
		22,542,596
Broadline Retail-5.26%
Amazon.com, Inc.(b)	51,269	7,956,949
eBay, Inc.	183,085	7,519,301
Etsy, Inc.(b)(c)	94,395	6,282,931
		21,759,181
Distributors-5.72%
Genuine Parts Co.	56,841	7,970,813
LKQ Corp.	166,499	7,770,508
Pool Corp.(c)	21,346	7,924,703
		23,666,024
Hotels, Restaurants & Leisure-34.18%
Airbnb, Inc., Class A(b)	53,738	7,745,795
Booking Holdings, Inc.(b)	2,300	8,067,181
Caesars Entertainment, Inc.(b)	171,061	7,504,446
Carnival Corp.(b)	417,414	6,920,724
Chipotle Mexican Grill, Inc.(b)	3,366	8,107,920
Darden Restaurants, Inc.	47,563	7,732,793
Domino’s Pizza, Inc.	19,149	8,161,687
Expedia Group, Inc.(b)	51,958	7,706,930
Hilton Worldwide Holdings, Inc.	44,112	8,423,628
Las Vegas Sands Corp.	162,946	7,971,318
Marriott International, Inc., Class A	36,078	8,648,979
McDonald’s Corp.	26,469	7,748,006
MGM Resorts International	182,498	7,914,938
Norwegian Cruise Line Holdings Ltd.(b)(c)	404,671	7,203,144
Royal Caribbean Cruises Ltd.(b)	62,754	8,001,135
Starbucks Corp.	78,242	7,278,853
Wynn Resorts Ltd.	89,784	8,478,303
Yum! Brands, Inc.	60,800	7,872,992
		141,488,772
Household Durables-13.42%
D.R. Horton, Inc.	54,599	7,802,743
Garmin Ltd.	60,675	7,250,056
Lennar Corp., Class A	54,153	8,114,827
Mohawk Industries, Inc.(b)	81,897	8,537,762
NVR, Inc.(b)	1,162	8,221,487
PulteGroup, Inc.	78,491	8,207,019
Whirlpool Corp.	67,866	7,432,684
		55,566,578
	Shares	Value
Leisure Products-1.83%
Hasbro, Inc.	155,223	$7,598,166
Specialty Retail-21.26%
AutoZone, Inc.(b)	2,889	7,979,794
Bath & Body Works, Inc.	201,200	8,583,192
Best Buy Co., Inc.	102,160	7,405,578
CarMax, Inc.(b)(c)	112,458	8,004,760
Home Depot, Inc. (The)	23,154	8,172,436
Lowe’s Cos., Inc.	36,369	7,740,778
O’Reilly Automotive, Inc.(b)	7,991	8,175,193
Ross Stores, Inc.	57,237	8,029,206
TJX Cos., Inc. (The)	84,813	8,049,602
Tractor Supply Co.(c)	35,645	8,005,867
Ulta Beauty, Inc.(b)	15,670	7,867,124
		88,013,530
Textiles, Apparel & Luxury Goods-9.05%
lululemon athletica, inc.(b)	15,445	7,009,250
NIKE, Inc., Class B	65,220	6,621,787
Ralph Lauren Corp.	57,377	8,243,353
Tapestry, Inc.	225,447	8,745,089
V.F. Corp.(c)	416,711	6,859,063
		37,478,542
Total Common Stocks & Other Equity Interests (Cost $432,558,803)		413,603,831

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $248,558)	248,558	248,558
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $432,807,361)		413,852,389
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.75%
Invesco Private Government Fund, 5.29%(d)(e)(f)	8,980,116	8,980,116
Invesco Private Prime Fund, 5.52%(d)(e)(f)	23,075,576	23,091,729
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,072,233)		32,071,845
TOTAL INVESTMENTS IN SECURITIES-107.72% (Cost $464,879,594)		445,924,234
OTHER ASSETS LESS LIABILITIES-(7.72)%		(31,968,932)
NET ASSETS-100.00%		$413,955,302
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,262	$5,856,947	$(5,766,651)	$-	$-	$248,558	$6,289
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,981,695	193,552,563	(201,554,142)	-	-	8,980,116	662,387*
Invesco Private Prime Fund	43,667,216	401,605,911	(422,205,336)	4,166	19,772	23,091,729	1,766,078*
Total	$60,807,173	$601,015,421	$(629,526,129)	$4,166	$19,772	$32,320,403	$2,434,754

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Beverages-18.27%
Brown-Forman Corp., Class B(b)	229,757	$12,613,659
Coca-Cola Co. (The)	215,947	12,846,687
Constellation Brands, Inc., Class A	53,887	13,206,626
Keurig Dr Pepper, Inc.	393,135	12,360,165
Molson Coors Beverage Co., Class B	203,108	12,550,043
Monster Beverage Corp.(c)	234,712	12,913,854
PepsiCo, Inc.	76,266	12,853,109
		89,344,143
Consumer Staples Distribution & Retail-21.85%
Costco Wholesale Corp.	20,692	14,378,457
Dollar General Corp.	99,238	13,106,363
Dollar Tree, Inc.(c)	101,693	13,283,140
Kroger Co. (The)	283,165	13,065,233
Sysco Corp.	171,386	13,870,269
Target Corp.	93,437	12,995,218
Walgreens Boots Alliance, Inc.	545,041	12,301,575
Walmart, Inc.	83,709	13,832,912
		106,833,167
Food Products-35.98%
Archer-Daniels-Midland Co.	171,128	9,511,294
Bunge Global S.A.	121,144	10,671,575
Campbell Soup Co.(b)	294,187	13,129,566
Conagra Brands, Inc.	427,590	12,464,248
General Mills, Inc.	193,274	12,545,415
Hershey Co. (The)	67,998	13,160,333
Hormel Foods Corp.	402,229	12,215,695
J. M. Smucker Co. (The)	105,829	13,921,805
Kellanova	235,149	12,876,759
Kraft Heinz Co. (The)	349,328	12,970,549
Lamb Weston Holdings, Inc.	125,054	12,810,532
McCormick & Co., Inc.	188,607	12,855,453
Mondelez International, Inc., Class A	178,018	13,399,415
Tyson Foods, Inc., Class A	245,720	13,455,627
		175,988,266
	Shares	Value
Household Products-13.65%
Church & Dwight Co., Inc.	135,881	$13,567,718
Clorox Co. (The)	89,370	12,980,993
Colgate-Palmolive Co.	163,577	13,773,183
Kimberly-Clark Corp.	105,522	12,764,996
Procter & Gamble Co. (The)	87,018	13,674,009
		66,760,899
Personal Care Products-5.15%
Estee Lauder Cos., Inc. (The), Class A(b)	94,395	12,459,196
Kenvue, Inc.	612,553	12,716,600
		25,175,796
Tobacco-5.08%
Altria Group, Inc.	305,704	12,264,845
Philip Morris International, Inc.	138,606	12,592,355
		24,857,200
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $555,331,069)		488,959,471
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.62%
Invesco Private Government Fund, 5.29%(d)(e)(f)	3,589,339	3,589,339
Invesco Private Prime Fund, 5.52%(d)(e)(f)	9,223,274	9,229,730
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,818,807)		12,819,069
TOTAL INVESTMENTS IN SECURITIES-102.60% (Cost $568,149,876)		501,778,540
OTHER ASSETS LESS LIABILITIES-(2.60)%		(12,695,240)
NET ASSETS-100.00%		$489,083,300
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$194,993	$14,024,601	$(14,219,594)	$-	$-	$-	$9,431
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,342,558	$127,726,746	$(134,479,965)	$-	$-	$3,589,339	$282,489*
Invesco Private Prime Fund	26,595,150	285,847,989	(303,227,987)	262	14,316	9,229,730	762,398*
Total	$37,132,701	$427,599,336	$(451,927,546)	$262	$14,316	$12,819,069	$1,054,318

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Energy Equipment & Services-12.52%
Baker Hughes Co., Class A	724,791	$20,656,542
Halliburton Co.	668,984	23,849,280
Schlumberger N.V.	478,871	23,321,018
		67,826,840
Oil, Gas & Consumable Fuels-87.39%
APA Corp.	677,885	21,238,137
Chevron Corp.	161,930	23,873,340
ConocoPhillips	208,518	23,326,909
Coterra Energy, Inc.	946,084	23,538,570
Devon Energy Corp.	529,942	22,268,163
Diamondback Energy, Inc.	157,144	24,159,319
EOG Resources, Inc.	196,450	22,354,046
EQT Corp.(b)	629,281	22,276,547
Exxon Mobil Corp.	234,781	24,137,835
Hess Corp.	173,765	24,419,195
Kinder Morgan, Inc.	1,320,084	22,335,821
Marathon Oil Corp.	969,930	22,162,901
Marathon Petroleum Corp.	163,395	27,058,212
Occidental Petroleum Corp.(b)	413,847	23,825,172
ONEOK, Inc.	342,441	23,371,598
Phillips 66	186,470	26,909,486
Pioneer Natural Resources Co.	104,768	24,078,829
Targa Resources Corp.	269,963	22,936,056
Valero Energy Corp.	190,398	26,446,282
Williams Cos., Inc. (The)	657,914	22,803,299
		473,519,717
Total Common Stocks & Other Equity Interests (Cost $522,465,252)		541,346,557
	Shares	Value

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $117,830)	117,830	$117,830
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $522,583,082)		541,464,387
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.85%
Invesco Private Government Fund, 5.29%(c)(d)(e)	2,798,462	2,798,462
Invesco Private Prime Fund, 5.52%(c)(d)(e)	7,191,011	7,196,045
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,994,507)		9,994,507
TOTAL INVESTMENTS IN SECURITIES-101.78% (Cost $532,577,589)		551,458,894
OTHER ASSETS LESS LIABILITIES-(1.78)%		(9,647,478)
NET ASSETS-100.00%		$541,811,416

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$269,112	$11,672,842	$(11,824,124)	$-	$-	$117,830	$8,065
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,524,900	80,603,024	(80,329,462)	-	-	2,798,462	199,894*
Invesco Private Prime Fund	6,644,893	171,132,053	(170,587,030)	-	6,129	7,196,045	514,460*
Total	$9,438,905	$263,407,919	$(262,740,616)	$-	$6,129	$10,112,337	$722,419

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RSPF)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Banks-21.12%
Bank of America Corp.	113,890	$3,873,399
Citigroup, Inc.	72,119	4,050,924
Citizens Financial Group, Inc.	119,079	3,893,883
Comerica, Inc.	70,564	3,710,255
Fifth Third Bancorp	112,828	3,863,231
Huntington Bancshares, Inc.	294,077	3,743,600
JPMorgan Chase & Co.	22,245	3,878,638
KeyCorp	265,910	3,863,672
M&T Bank Corp.	26,579	3,670,560
PNC Financial Services Group, Inc. (The)	25,066	3,790,230
Regions Financial Corp.	202,175	3,774,607
Truist Financial Corp.	102,706	3,806,284
U.S. Bancorp	87,210	3,622,704
Wells Fargo & Co.	76,488	3,838,168
Zions Bancorporation N.A.(b)	90,575	3,795,093
		57,175,248
Capital Markets-30.17%
Ameriprise Financial, Inc.	9,904	3,831,164
Bank of New York Mellon Corp. (The)	71,874	3,986,132
BlackRock, Inc.	4,732	3,664,035
Blackstone, Inc., Class A	31,325	3,898,396
Cboe Global Markets, Inc.	19,812	3,642,436
Charles Schwab Corp. (The)	55,036	3,462,865
CME Group, Inc., Class A	16,738	3,445,350
FactSet Research Systems, Inc.	7,940	3,778,805
Franklin Resources, Inc.	137,892	3,672,064
Goldman Sachs Group, Inc. (The)	10,050	3,859,301
Intercontinental Exchange, Inc.	31,108	3,960,982
Invesco Ltd.(c)	231,817	3,669,663
MarketAxess Holdings, Inc.	13,478	3,039,424
Moody’s Corp.	9,454	3,706,346
Morgan Stanley	42,854	3,738,583
MSCI, Inc.	6,957	4,164,599
Nasdaq, Inc.	65,330	3,774,114
Northern Trust Corp.	43,859	3,492,931
Raymond James Financial, Inc.	32,936	3,628,888
S&P Global, Inc.	8,526	3,822,632
State Street Corp.	47,671	3,521,457
T. Rowe Price Group, Inc.	35,822	3,884,896
		81,645,063
Consumer Finance-5.81%
American Express Co.	20,935	4,202,492
Capital One Financial Corp.	29,855	4,039,979
Discover Financial Services	34,135	3,601,925
Synchrony Financial	99,913	3,883,618
		15,728,014
Financial Services-12.62%
Berkshire Hathaway, Inc., Class B(d)	10,029	3,848,529
Fidelity National Information Services, Inc.	60,078	3,740,456
Fiserv, Inc.(d)	26,756	3,795,874
FLEETCOR Technologies, Inc.(d)	13,767	3,991,466
Global Payments, Inc.	29,341	3,909,100
Jack Henry & Associates, Inc.	21,502	3,565,677
Mastercard, Inc., Class A	8,593	3,860,233
	Shares	Value
Financial Services-(continued)
PayPal Holdings, Inc.(d)	59,822	$3,670,080
Visa, Inc., Class A(b)	13,785	3,766,889
		34,148,304
Insurance-30.21%
Aflac, Inc.	42,898	3,618,017
Allstate Corp. (The)	25,418	3,946,145
American International Group, Inc.	53,807	3,740,125
Aon PLC, Class A	10,932	3,262,437
Arch Capital Group Ltd.(d)	44,668	3,681,983
Arthur J. Gallagher & Co.	14,699	3,412,520
Assurant, Inc.	21,116	3,546,432
Brown & Brown, Inc.	47,768	3,704,886
Chubb Ltd.	15,820	3,875,900
Cincinnati Financial Corp.	34,449	3,816,949
Everest Group Ltd.	9,205	3,543,649
Globe Life, Inc.	28,938	3,554,165
Hartford Financial Services Group, Inc. (The)	45,045	3,917,113
Loews Corp.	51,439	3,747,846
Marsh & McLennan Cos., Inc.	18,103	3,509,086
MetLife, Inc.	55,019	3,813,917
Principal Financial Group, Inc.	46,920	3,711,372
Progressive Corp. (The)	21,972	3,916,509
Prudential Financial, Inc.	34,958	3,668,143
Travelers Cos., Inc. (The)	19,455	4,112,009
W.R. Berkley Corp.	49,647	4,065,096
Willis Towers Watson PLC	14,594	3,594,502
		81,758,801
Total Common Stocks & Other Equity Interests (Cost $261,185,783)		270,455,430

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(e) (Cost $88,303)	88,303	88,303
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $261,274,086)		270,543,733
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.34%
Invesco Private Government Fund, 5.29%(c)(e)(f)	1,012,585	1,012,585
Invesco Private Prime Fund, 5.52%(c)(e)(f)	2,601,965	2,603,786
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,616,366)		3,616,371
TOTAL INVESTMENTS IN SECURITIES-101.30% (Cost $264,890,452)		274,160,104
OTHER ASSETS LESS LIABILITIES-(1.30)%		(3,506,959)
NET ASSETS-100.00%		$270,653,145
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Invesco Ltd.	$4,495,323	$845,098	$(1,273,007)	$(209,718)	$(188,033)	$3,669,663	$140,607
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	149,370	3,779,438	(3,840,505)	-	-	88,303	3,258
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,782,109	54,100,885	(56,870,409)	-	-	1,012,585	108,345*
Invesco Private Prime Fund	9,725,423	106,812,371	(113,936,555)	5	2,542	2,603,786	296,740*
Total	$18,152,225	$165,537,792	$(175,920,476)	$(209,713)	$(185,491)	$7,374,337	$548,950

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-12.99%
AbbVie, Inc.	95,156	$15,643,646
Amgen, Inc.	52,773	16,584,443
Biogen, Inc.(b)	59,179	14,597,092
Gilead Sciences, Inc.	179,219	14,025,679
Incyte Corp.(b)	259,675	15,261,100
Moderna, Inc.(b)	176,784	17,864,023
Regeneron Pharmaceuticals, Inc.(b)	16,902	15,934,868
Vertex Pharmaceuticals, Inc.(b)	40,546	17,571,825
		127,482,676
Health Care Equipment & Supplies-31.61%
Abbott Laboratories	135,517	15,333,749
Align Technology, Inc.(b)	64,023	17,114,628
Baxter International, Inc.	391,748	15,156,730
Becton, Dickinson and Co.	60,971	14,560,485
Boston Scientific Corp.(b)	258,503	16,352,900
Cooper Cos., Inc. (The)	42,275	15,769,843
DENTSPLY SIRONA, Inc.	445,578	15,483,836
DexCom, Inc.(b)	121,069	14,691,723
Edwards Lifesciences Corp.(b)	204,715	16,063,986
GE HealthCare Technologies, Inc.	207,329	15,209,655
Hologic, Inc.(b)	207,146	15,419,948
IDEXX Laboratories, Inc.(b)	26,739	13,772,724
Insulet Corp.(b)	72,744	13,884,647
Intuitive Surgical, Inc.(b)	45,751	17,303,943
Medtronic PLC	178,479	15,624,052
ResMed, Inc.	86,960	16,539,792
STERIS PLC(c)	70,641	15,466,847
Stryker Corp.	49,138	16,484,816
Teleflex, Inc.	61,290	14,883,051
Zimmer Biomet Holdings, Inc.	120,731	15,163,814
		310,281,169
Health Care Providers & Services-23.84%
Cardinal Health, Inc.	132,572	14,475,537
Cencora, Inc.(c)	70,206	16,335,532
Centene Corp.(b)	191,975	14,457,637
Cigna Group (The)	54,726	16,469,790
CVS Health Corp.	188,577	14,024,472
DaVita, Inc.(b)(c)	131,631	14,237,209
Elevance Health, Inc.	29,627	14,619,147
HCA Healthcare, Inc.	54,994	16,767,671
Henry Schein, Inc.(b)	196,928	14,738,092
Humana, Inc.	29,404	11,116,476
Laboratory Corp. of America Holdings	65,381	14,534,196
McKesson Corp.	31,016	15,504,588
Molina Healthcare, Inc.(b)(c)	38,517	13,728,999
Quest Diagnostics, Inc.	104,201	13,382,534
UnitedHealth Group, Inc.	25,762	13,183,446
Universal Health Services, Inc., Class B	103,042	16,364,100
		233,939,426
	Shares	Value
Life Sciences Tools & Services-18.86%
Agilent Technologies, Inc.	111,331	$14,484,163
Bio-Rad Laboratories, Inc., Class A(b)	46,701	14,985,884
Bio-Techne Corp.(c)	207,327	14,579,235
Charles River Laboratories International, Inc.(b)(c)	69,474	15,025,837
Danaher Corp.	65,115	15,621,740
Illumina, Inc.(b)	125,712	17,978,073
IQVIA Holdings, Inc.(b)(c)	65,779	13,697,161
Mettler-Toledo International, Inc.(b)	12,987	15,547,906
Revvity, Inc.	156,026	16,722,867
Thermo Fisher Scientific, Inc.	28,918	15,586,224
Waters Corp.(b)(c)	48,479	15,402,263
West Pharmaceutical Services, Inc.	41,387	15,438,592
		185,069,945
Pharmaceuticals-12.70%
Bristol-Myers Squibb Co.	281,483	13,756,074
Catalent, Inc.(b)(c)	381,819	19,717,133
Eli Lilly and Co.	23,750	15,333,238
Johnson & Johnson	91,707	14,572,242
Merck & Co., Inc.	136,900	16,534,782
Pfizer, Inc.	492,073	13,325,337
Viatris, Inc.	1,444,711	17,004,248
Zoetis, Inc.	76,727	14,410,098
		124,653,152
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $850,814,195)		981,426,368
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.73%
Invesco Private Government Fund, 5.29%(d)(e)(f)	7,503,321	7,503,321
Invesco Private Prime Fund, 5.52%(d)(e)(f)	19,280,760	19,294,257
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,797,120)		26,797,578
TOTAL INVESTMENTS IN SECURITIES-102.73% (Cost $877,611,315)		1,008,223,946
OTHER ASSETS LESS LIABILITIES-(2.73)%		(26,840,598)
NET ASSETS-100.00%		$981,383,348
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$924	$6,510,470	$(6,511,394)	$-	$-	$-	$8,808
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,963,050	158,106,571	(163,566,300)	-	-	7,503,321	279,080*
Invesco Private Prime Fund	26,010,926	318,246,092	(324,973,355)	458	10,136	19,294,257	733,297*
Total	$38,974,900	$482,863,133	$(495,051,049)	$458	$10,136	$26,797,578	$1,021,185

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Aerospace & Defense-13.99%
Axon Enterprise, Inc.(b)	32,683	$8,140,028
Boeing Co. (The)(b)	31,570	6,662,533
General Dynamics Corp.	30,624	8,115,054
Howmet Aerospace, Inc.	145,063	8,161,244
Huntington Ingalls Industries, Inc.	31,291	8,101,866
L3Harris Technologies, Inc.	39,457	8,223,628
Lockheed Martin Corp.	17,246	7,405,605
Northrop Grumman Corp.	16,222	7,247,341
RTX Corp.	95,009	8,657,220
Textron, Inc.	101,750	8,619,242
TransDigm Group, Inc.	7,850	8,577,538
		87,911,299
Air Freight & Logistics-4.72%
C.H. Robinson Worldwide, Inc.	91,430	7,688,349
Expeditors International of Washington, Inc.	64,187	8,108,744
FedEx Corp.	28,381	6,848,051
United Parcel Service, Inc., Class B	49,433	7,014,543
		29,659,687
Building Products-9.04%
A.O. Smith Corp.	99,061	7,688,124
Allegion PLC	70,022	8,675,026
Builders FirstSource, Inc.(b)	52,311	9,087,990
Carrier Global Corp.	139,785	7,647,637
Johnson Controls International PLC	137,769	7,259,049
Masco Corp.	120,718	8,123,114
Trane Technologies PLC	33,014	8,321,179
		56,802,119
Commercial Services & Supplies-7.74%
Cintas Corp.	13,960	8,439,797
Copart, Inc.(b)	163,030	7,831,961
Republic Services, Inc.	47,750	8,170,980
Rollins, Inc.	186,483	8,076,579
Veralto Corp.	102,428	7,855,203
Waste Management, Inc.	44,785	8,313,440
		48,687,960
Construction & Engineering-1.20%
Quanta Services, Inc.	38,773	7,523,901
Electrical Equipment-7.43%
AMETEK, Inc.	49,157	7,965,892
Eaton Corp. PLC	33,259	8,184,374
Emerson Electric Co.	86,277	7,914,189
Generac Holdings, Inc.(b)(c)	63,561	7,224,979
Hubbell, Inc.	25,070	8,412,740
Rockwell Automation, Inc.	27,739	7,025,734
		46,727,908
Ground Transportation-7.87%
CSX Corp.	234,402	8,368,152
J.B. Hunt Transport Services, Inc.	41,398	8,320,170
Norfolk Southern Corp.	34,960	8,223,990
Old Dominion Freight Line, Inc.	20,911	8,176,619
Uber Technologies, Inc.(b)	125,217	8,172,914
Union Pacific Corp.	33,626	8,202,390
		49,464,235
Industrial Conglomerates-3.75%
3M Co.	74,742	7,051,907
	Shares	Value
Industrial Conglomerates-(continued)
General Electric Co.	64,071	$8,484,282
Honeywell International, Inc.	39,700	8,029,722
		23,565,911
Machinery-22.25%
Caterpillar, Inc.	29,771	8,940,529
Cummins, Inc.	33,508	8,018,464
Deere & Co.	21,242	8,360,426
Dover Corp.	53,797	8,057,715
Fortive Corp.	112,148	8,767,731
IDEX Corp.	37,719	7,977,568
Illinois Tool Works, Inc.	30,952	8,075,377
Ingersoll Rand, Inc.	105,389	8,416,366
Nordson Corp.	32,305	8,131,815
Otis Worldwide Corp.	88,296	7,808,898
PACCAR, Inc.	81,001	8,131,690
Parker-Hannifin Corp.	17,614	8,181,703
Pentair PLC	114,612	8,386,160
Snap-on, Inc.	27,770	8,051,356
Stanley Black & Decker, Inc.	83,211	7,763,586
Wabtec Corp.	65,251	8,585,074
Xylem, Inc.	72,624	8,165,843
		139,820,301
Passenger Airlines-4.97%
American Airlines Group, Inc.(b)	561,474	7,989,775
Delta Air Lines, Inc.	191,472	7,494,214
Southwest Airlines Co.(c)	265,772	7,943,925
United Airlines Holdings, Inc.(b)	188,574	7,803,192
		31,231,106
Professional Services-12.68%
Automatic Data Processing, Inc.	33,699	8,282,540
Broadridge Financial Solutions, Inc.	40,371	8,243,758
Dayforce, Inc.(b)(c)	115,020	7,996,191
Equifax, Inc.	33,829	8,265,778
Jacobs Solutions, Inc.	60,694	8,179,730
Leidos Holdings, Inc.	71,211	7,866,679
Paychex, Inc.	62,294	7,583,049
Paycom Software, Inc.	41,410	7,877,838
Robert Half, Inc.(c)	92,982	7,395,788
Verisk Analytics, Inc.	33,173	8,012,275
		79,703,626
Trading Companies & Distributors-4.27%
Fastenal Co.	124,030	8,462,567
United Rentals, Inc.	15,608	9,761,243
W.W. Grainger, Inc.	9,612	8,608,892
		26,832,702
Total Common Stocks & Other Equity Interests (Cost $559,221,530)		627,930,755

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $494,315)	494,315	494,315
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $559,715,845)		628,425,070
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.42%
Invesco Private Government Fund, 5.29%(d)(e)(f)	2,496,020	$2,496,020
Invesco Private Prime Fund, 5.52%(d)(e)(f)	6,413,850	6,418,340
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,914,360)		8,914,360
TOTAL INVESTMENTS IN SECURITIES-101.41% (Cost $568,630,205)		637,339,430
OTHER ASSETS LESS LIABILITIES-(1.41)%		(8,880,289)
NET ASSETS-100.00%		$628,459,141
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,794,342	$(5,300,027)	$-	$-	$494,315	$6,824
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,724,792	125,748,845	(128,977,617)	-	-	2,496,020	236,604*
Invesco Private Prime Fund	14,720,894	258,988,258	(267,298,695)	-	7,883	6,418,340	644,787*
Total	$20,445,686	$390,531,445	$(401,576,339)	$-	$7,883	$9,408,675	$888,215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Chemicals-56.39%
Air Products and Chemicals, Inc.	37,608	$9,616,742
Albemarle Corp.(b)	77,351	8,875,254
Celanese Corp.(b)	70,035	10,245,420
CF Industries Holdings, Inc.	129,310	9,764,198
Corteva, Inc.	219,263	9,972,081
Dow, Inc.	194,418	10,420,805
DuPont de Nemours, Inc.	139,651	8,630,432
Eastman Chemical Co.	116,668	9,747,611
Ecolab, Inc.	51,526	10,213,484
FMC Corp.	177,153	9,955,999
International Flavors & Fragrances, Inc.	128,865	10,396,828
Linde PLC	24,677	9,989,990
LyondellBasell Industries N.V., Class A	106,937	10,064,910
Mosaic Co. (The)	277,461	8,520,827
PPG Industries, Inc.	68,762	9,698,193
Sherwin-Williams Co. (The)	34,164	10,398,838
		156,511,612
Construction Materials-7.60%
Martin Marietta Materials, Inc.	21,095	10,725,120
Vulcan Materials Co.	45,824	10,356,682
		21,081,802
Containers & Packaging-21.20%
Amcor PLC	1,025,863	9,673,888
Avery Dennison Corp.	51,634	10,298,401
Ball Corp.	172,134	9,544,830
International Paper Co.	268,723	9,628,345
Packaging Corp. of America	60,405	10,019,982
WestRock Co.	240,512	9,683,013
		58,848,459
Metals & Mining-14.78%
Freeport-McMoRan, Inc.	259,487	10,299,039
	Shares	Value
Metals & Mining-(continued)
Newmont Corp.	253,311	$8,741,763
Nucor Corp.	61,069	11,415,628
Steel Dynamics, Inc.	87,484	10,558,444
		41,014,874
Total Common Stocks & Other Equity Interests (Cost $315,455,088)		277,456,747

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $55,894)	55,894	55,894
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $315,510,982)		277,512,641
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.62%
Invesco Private Government Fund, 5.29%(c)(d)(e)	5,147,247	5,147,247
Invesco Private Prime Fund, 5.52%(c)(d)(e)	13,226,521	13,235,780
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,383,786)		18,383,027
TOTAL INVESTMENTS IN SECURITIES-106.61% (Cost $333,894,768)		295,895,668
OTHER ASSETS LESS LIABILITIES-(6.61)%		(18,337,769)
NET ASSETS-100.00%		$277,557,899
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,747,914	$(4,692,020)	$-	$-	$55,894	$4,747
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,243,583	72,997,757	(71,094,093)	-	-	5,147,247	205,721*
Invesco Private Prime Fund	8,340,653	169,432,419	(164,546,254)	(75)	9,037	13,235,780	545,983*
Total	$11,584,236	$247,178,090	$(240,332,367)	$(75)	$9,037	$18,438,921	$756,451

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Materials ETF (RSPM)—(continued)
January 31, 2024
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Health Care REITs-9.45%
Healthpeak Properties, Inc.	173,645	$3,212,433
Ventas, Inc.(b)	69,691	3,232,965
Welltower, Inc.	37,114	3,210,732
		9,656,130
Hotel & Resort REITs-3.41%
Host Hotels & Resorts, Inc.	180,975	3,478,339
Industrial REITs-3.37%
Prologis, Inc.	27,166	3,441,661
Office REITs-6.53%
Alexandria Real Estate Equities, Inc.	27,254	3,295,009
Boston Properties, Inc.	50,807	3,378,665
		6,673,674
Real Estate Management & Development-6.55%
CBRE Group, Inc., Class A(c)	39,372	3,398,197
CoStar Group, Inc.(c)	39,514	3,298,629
		6,696,826
Residential REITs-22.57%
AvalonBay Communities, Inc.	18,521	3,315,444
Camden Property Trust	34,769	3,262,723
Equity Residential	55,350	3,331,517
Essex Property Trust, Inc.	14,401	3,359,321
Invitation Homes, Inc.	98,429	3,241,267
Mid-America Apartment Communities, Inc.	25,607	3,236,213
UDR, Inc.	92,051	3,315,677
		23,062,162
Retail REITs-16.11%
Federal Realty Investment Trust	32,849	3,341,729
Kimco Realty Corp.	160,860	3,249,372
Realty Income Corp.	60,445	3,287,603
Regency Centers Corp.(b)	50,909	3,190,467
Simon Property Group, Inc.	24,506	3,396,777
		16,465,948
Specialized REITs-31.96%
American Tower Corp.	15,775	3,086,379
	Shares	Value
Specialized REITs-(continued)
Crown Castle, Inc.	28,055	$3,036,954
Digital Realty Trust, Inc.	24,151	3,392,250
Equinix, Inc.	4,068	3,375,504
Extra Space Storage, Inc.(b)	23,478	3,391,162
Iron Mountain, Inc.	49,743	3,358,647
Public Storage	11,895	3,368,545
SBA Communications Corp., Class A	13,330	2,984,054
VICI Properties, Inc.	106,708	3,214,045
Weyerhaeuser Co.	105,472	3,456,317
		32,663,857
Total Common Stocks & Other Equity Interests (Cost $120,407,233)		102,138,597

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $36,305)	36,305	36,305
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $120,443,538)		102,174,902
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.54%
Invesco Private Government Fund, 5.29%(d)(e)(f)	1,872,608	1,872,608
Invesco Private Prime Fund, 5.52%(d)(e)(f)	4,811,911	4,815,279
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,688,327)		6,687,887
TOTAL INVESTMENTS IN SECURITIES-106.53% (Cost $127,131,865)		108,862,789
OTHER ASSETS LESS LIABILITIES-(6.53)%		(6,669,524)
NET ASSETS-100.00%		$102,193,265

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,262,470	$(2,226,165)	$-	$-	$36,305	$1,390
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,274,652	$34,706,083	$(35,108,127)	$-	$-	$1,872,608	$55,041*
Invesco Private Prime Fund	5,849,106	83,373,838	(84,409,392)	(440)	2,167	4,815,279	148,126*
Total	$8,123,758	$120,342,391	$(121,743,684)	$(440)	$2,167	$6,724,192	$204,557

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communications Equipment-8.07%
Arista Networks, Inc.(b)	235,450	$60,906,206
Cisco Systems, Inc.	1,090,726	54,732,630
F5, Inc.(b)	308,908	56,746,399
Juniper Networks, Inc.(c)	1,820,206	67,274,814
Motorola Solutions, Inc.	162,668	51,972,426
		291,632,475
Electronic Equipment, Instruments & Components-13.96%
Amphenol Corp., Class A	565,918	57,214,310
CDW Corp.(c)	247,405	56,091,662
Corning, Inc.(c)	1,812,646	58,892,869
Jabil, Inc.(c)	443,377	55,550,704
Keysight Technologies, Inc.(b)	365,569	56,027,105
TE Connectivity Ltd.(c)	395,828	56,282,783
Teledyne Technologies, Inc.(b)(c)	128,330	53,702,255
Trimble, Inc.(b)	1,125,115	57,223,349
Zebra Technologies Corp., Class A(b)(c)	223,404	53,516,428
		504,501,465
IT Services-10.76%
Accenture PLC, Class A(c)	156,428	56,921,021
Akamai Technologies, Inc.(b)	461,264	56,841,563
Cognizant Technology Solutions Corp., Class A	750,285	57,861,979
EPAM Systems, Inc.(b)	196,575	54,669,473
Gartner, Inc.(b)	116,848	53,450,949
International Business Machines Corp.	325,697	59,817,511
VeriSign, Inc.(b)	247,655	49,253,626
		388,816,122
Semiconductors & Semiconductor Equipment-31.46%
Advanced Micro Devices, Inc.(b)	409,280	68,632,163
Analog Devices, Inc.	285,448	54,908,777
Applied Materials, Inc.	357,119	58,674,652
Broadcom, Inc.	55,864	65,919,520
Enphase Energy, Inc.(b)(c)	512,149	53,330,075
First Solar, Inc.(b)	362,989	53,105,291
Intel Corp.	1,235,773	53,237,101
KLA Corp.	98,749	58,660,856
Lam Research Corp.	75,092	61,963,666
Microchip Technology, Inc.(c)	612,889	52,205,885
Micron Technology, Inc.	703,993	60,367,400
Monolithic Power Systems, Inc.	91,576	55,194,687
NVIDIA Corp.	111,059	68,331,271
NXP Semiconductors N.V. (China)	244,757	51,538,481
ON Semiconductor Corp.(b)	693,081	49,298,852
Qorvo, Inc.(b)	507,527	50,620,743
QUALCOMM, Inc.	396,846	58,935,599
Skyworks Solutions, Inc.(c)	508,435	53,111,120
Teradyne, Inc.(c)	571,803	55,230,452
Texas Instruments, Inc.	335,944	53,791,353
		1,137,057,944
Software-26.82%
Adobe, Inc.(b)	86,543	53,464,535
	Shares	Value
Software-(continued)
ANSYS, Inc.(b)	183,819	$60,261,383
Autodesk, Inc.(b)	235,471	59,764,895
Cadence Design Systems, Inc.(b)	202,906	58,530,265
Fair Isaac Corp.(b)	46,462	55,700,039
Fortinet, Inc.(b)	1,011,498	65,231,506
Gen Digital, Inc.	2,382,076	55,931,144
Intuit, Inc.	91,862	57,995,236
Microsoft Corp.	141,059	56,082,237
Oracle Corp.	464,438	51,877,725
Palo Alto Networks, Inc.(b)	176,817	59,854,323
PTC, Inc.(b)	316,787	57,227,572
Roper Technologies, Inc.	98,359	52,818,783
Salesforce, Inc.(b)	210,371	59,133,184
ServiceNow, Inc.(b)	75,521	57,803,773
Synopsys, Inc.(b)	98,479	52,523,775
Tyler Technologies, Inc.(b)(c)	130,948	55,358,267
		969,558,642
Technology Hardware, Storage & Peripherals-8.89%
Apple, Inc.	269,511	49,697,828
Hewlett Packard Enterprise Co.	3,253,049	49,739,119
HP, Inc.	1,791,098	51,422,424
NetApp, Inc.	590,205	51,465,876
Seagate Technology Holdings PLC	654,679	56,092,897
Western Digital Corp.(b)(c)	1,102,558	63,121,445
		321,539,589
Total Common Stocks & Other Equity Interests (Cost $2,954,087,381)		3,613,106,237

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $2,061,076)	2,061,076	2,061,076
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,956,148,457)		3,615,167,313
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.25%
Invesco Private Government Fund, 5.29%(d)(e)(f)	42,478,459	42,478,459
Invesco Private Prime Fund, 5.52%(d)(e)(f)	110,965,507	111,043,183
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $153,524,421)		153,521,642
TOTAL INVESTMENTS IN SECURITIES-104.26% (Cost $3,109,672,878)		3,768,688,955
OTHER ASSETS LESS LIABILITIES-(4.26)%		(154,070,490)
NET ASSETS-100.00%		$3,614,618,465
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,549,245	$15,997,702	$(15,485,871)	$-	$-	$2,061,076	$26,153
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,707,142	488,086,784	(475,315,467)	-	-	42,478,459	1,268,157*
Invesco Private Prime Fund	76,389,794	1,001,598,661	(967,005,927)	455	60,200	111,043,183	3,309,718*
Total	$107,646,181	$1,505,683,147	$(1,457,807,265)	$455	$60,200	$155,582,718	$4,604,028

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Electric Utilities-57.12%
Alliant Energy Corp.	167,849	$8,167,532
American Electric Power Co., Inc.	108,096	8,446,621
Constellation Energy Corp.	77,406	9,443,532
Duke Energy Corp.	91,197	8,739,409
Edison International	127,628	8,612,338
Entergy Corp.	84,536	8,433,311
Evergy, Inc.	167,255	8,491,536
Eversource Energy	144,315	7,824,759
Exelon Corp.	219,997	7,658,096
FirstEnergy Corp.	232,565	8,530,484
NextEra Energy, Inc.	144,189	8,453,801
NRG Energy, Inc.	180,050	9,549,852
PG&E Corp.	489,715	8,261,492
Pinnacle West Capital Corp.	114,524	7,890,704
PPL Corp.	330,336	8,654,803
Southern Co. (The)	120,621	8,385,572
Xcel Energy, Inc.	141,324	8,461,068
		144,004,910
Gas Utilities-3.43%
Atmos Energy Corp.	76,007	8,660,238
Independent Power and Renewable Electricity Producers-3.12%
AES Corp. (The)	472,485	7,881,050
Multi-Utilities-32.95%
Ameren Corp.	110,559	7,691,590
	Shares	Value
Multi-Utilities-(continued)
CenterPoint Energy, Inc.	299,750	$8,375,015
CMS Energy Corp.	148,309	8,477,342
Consolidated Edison, Inc.	94,202	8,562,962
Dominion Energy, Inc.	181,275	8,287,893
DTE Energy Co.	79,403	8,370,664
NiSource, Inc.	327,897	8,515,485
Public Service Enterprise Group, Inc.	137,838	7,993,226
Sempra	118,931	8,510,702
WEC Energy Group, Inc.	102,575	8,283,957
		83,068,836
Water Utilities-3.23%
American Water Works Co., Inc.	65,663	8,143,525
Total Common Stocks & Other Equity Interests (Cost $290,370,643)		251,758,559

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(b)(c) (Cost $118,177)	118,177	118,177
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $290,488,820)		251,876,736
OTHER ASSETS LESS LIABILITIES-0.10%		247,821
NET ASSETS-100.00%		$252,124,557
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,829,578	$(7,711,401)	$-	$-	$118,177	$5,355
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,960,965	77,406,874	(83,367,839)	-	-	-	81,771*
Invesco Private Prime Fund	15,328,610	180,802,586	(196,136,336)	-	5,140	-	223,895*
Total	$21,289,575	$266,039,038	$(287,215,576)	$-	$5,140	$118,177	$311,021

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® GARP ETF (GRPM)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Consumer Discretionary-24.65%
AutoNation, Inc.(b)	35,442	$4,949,830
Brunswick Corp.(c)	60,505	4,881,543
Crocs, Inc.(b)(c)	61,860	6,277,553
Deckers Outdoor Corp.(b)	5,305	3,998,538
Dick’s Sporting Goods, Inc.(c)	25,014	3,728,837
Grand Canyon Education, Inc.(b)	22,120	2,888,651
KB Home	59,666	3,555,497
Lithia Motors, Inc., Class A(c)	15,506	4,571,944
Murphy USA, Inc.	15,639	5,513,060
Penske Automotive Group, Inc.(c)	19,102	2,834,164
Taylor Morrison Home Corp., Class A(b)	78,107	4,072,499
Texas Roadhouse, Inc.	24,302	3,055,247
Toll Brothers, Inc.	42,001	4,172,799
TopBuild Corp.(b)	13,786	5,088,826
Valvoline, Inc.(b)(c)	153,920	5,616,541
Williams-Sonoma, Inc.	19,564	3,783,482
		68,989,011
Consumer Staples-4.56%
BJ’s Wholesale Club Holdings, Inc.(b)	48,130	3,096,684
Coca-Cola Consolidated, Inc.	6,621	5,703,263
Darling Ingredients, Inc.(b)	91,272	3,952,078
		12,752,025
Energy-20.80%
Antero Resources Corp.(b)	254,885	5,694,131
Chord Energy Corp.(c)	54,996	8,456,185
Civitas Resources, Inc.(c)	95,357	6,180,087
HF Sinclair Corp.	74,052	4,183,198
Matador Resources Co.(c)	139,705	7,668,408
Ovintiv, Inc.	151,906	6,443,853
PBF Energy, Inc., Class A	123,175	6,221,569
Range Resources Corp.	151,124	4,388,641
Southwestern Energy Co.(b)	694,643	4,480,447
Weatherford International PLC(b)	50,217	4,496,932
		58,213,451
Financials-6.65%
Affiliated Managers Group, Inc.	39,700	5,908,948
East West Bancorp, Inc.	40,936	2,980,550
Kinsale Capital Group, Inc.	15,308	6,086,002
RLI Corp.	26,690	3,639,715
		18,615,215
Health Care-5.58%
Medpace Holdings, Inc.(b)	14,336	4,180,091
Shockwave Medical, Inc.(b)(c)	36,531	8,265,139
United Therapeutics Corp.(b)	14,820	3,183,039
		15,628,269
Industrials-13.44%
Advanced Drainage Systems, Inc.	25,779	3,362,097
AGCO Corp.(c)	32,969	4,033,098
	Shares	Value
Industrials-(continued)
Carlisle Cos., Inc.	11,040	$3,469,431
Landstar System, Inc.	22,314	4,278,040
Owens Corning	24,424	3,700,969
Saia, Inc.(b)	8,393	3,781,718
Simpson Manufacturing Co., Inc.	22,968	4,156,978
Trex Co., Inc.(b)(c)	37,771	3,077,581
UFP Industries, Inc.(c)	42,769	4,852,143
Watsco, Inc.(c)	7,403	2,894,425
		37,606,480
Information Technology-11.82%
Amkor Technology, Inc.	155,050	4,908,883
Arrow Electronics, Inc.(b)(c)	41,289	4,589,272
Avnet, Inc.	133,297	6,038,354
Lattice Semiconductor Corp.(b)	60,208	3,664,259
Qualys, Inc.(b)	15,372	2,907,921
Super Micro Computer, Inc.(b)	20,683	10,953,924
		33,062,613
Materials-11.34%
Cabot Corp.	44,347	3,197,419
Commercial Metals Co.	77,587	4,051,593
Eagle Materials, Inc.	24,951	5,645,912
Graphic Packaging Holding Co.	126,183	3,218,928
Olin Corp.	127,711	6,649,912
Reliance Steel & Aluminum Co.	13,720	3,915,962
Westlake Corp.	36,507	5,050,744
		31,730,470
Utilities-1.12%
National Fuel Gas Co.	66,446	3,133,593
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $266,580,294)		279,731,127
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.47%
Invesco Private Government Fund, 5.29%(d)(e)(f)	11,339,180	11,339,180
Invesco Private Prime Fund, 5.52%(d)(e)(f)	29,137,497	29,157,893
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,496,705)		40,497,073
TOTAL INVESTMENTS IN SECURITIES-114.43% (Cost $307,076,999)		320,228,200
OTHER ASSETS LESS LIABILITIES-(14.43)%		(40,391,525)
NET ASSETS-100.00%		$279,836,675
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® GARP ETF (GRPM)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,345	$4,812,526	$(4,987,871)	$-	$-	$-	$2,974
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,122,643	117,457,542	(119,241,005)	-	-	11,339,180	449,136*
Invesco Private Prime Fund	33,616,496	231,813,824	(236,288,131)	3,171	12,533	29,157,893	1,189,075*
Total	$46,914,484	$354,083,892	$(360,517,007)	$3,171	$12,533	$40,497,073	$1,641,185

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024, for each Fund (except for Invesco S&P 500® Equal Weight Utilities ETF). As of January 31, 2024, all of the securities in Invesco S&P 500® Equal Weight Utilities ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$48,969,726,010	$-	$-	$48,969,726,010
Money Market Funds	-	2,409,670,681	-	2,409,670,681
Total Investments	$48,969,726,010	$2,409,670,681	$-	$51,379,396,691
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$62,755,519	$-	$-	$62,755,519
Money Market Funds	-	6,912,790	-	6,912,790
Total Investments	$62,755,519	$6,912,790	$-	$69,668,309
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$413,603,831	$-	$-	$413,603,831
Money Market Funds	248,558	32,071,845	-	32,320,403
Total Investments	$413,852,389	$32,071,845	$-	$445,924,234
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$488,959,471	$-	$-	$488,959,471
Money Market Funds	-	12,819,069	-	12,819,069
Total Investments	$488,959,471	$12,819,069	$-	$501,778,540
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$541,346,557	$-	$-	$541,346,557
Money Market Funds	117,830	9,994,507	-	10,112,337
Total Investments	$541,464,387	$9,994,507	$-	$551,458,894

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$270,455,430	$-	$-	$270,455,430
Money Market Funds	88,303	3,616,371	-	3,704,674
Total Investments	$270,543,733	$3,616,371	$-	$274,160,104
Invesco S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$981,426,368	$-	$-	$981,426,368
Money Market Funds	-	26,797,578	-	26,797,578
Total Investments	$981,426,368	$26,797,578	$-	$1,008,223,946
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$627,930,755	$-	$-	$627,930,755
Money Market Funds	494,315	8,914,360	-	9,408,675
Total Investments	$628,425,070	$8,914,360	$-	$637,339,430
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$277,456,747	$-	$-	$277,456,747
Money Market Funds	55,894	18,383,027	-	18,438,921
Total Investments	$277,512,641	$18,383,027	$-	$295,895,668
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$102,138,597	$-	$-	$102,138,597
Money Market Funds	36,305	6,687,887	-	6,724,192
Total Investments	$102,174,902	$6,687,887	$-	$108,862,789
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,613,106,237	$-	$-	$3,613,106,237
Money Market Funds	2,061,076	153,521,642	-	155,582,718
Total Investments	$3,615,167,313	$153,521,642	$-	$3,768,688,955
Invesco S&P MidCap 400® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$279,731,127	$-	$-	$279,731,127
Money Market Funds	-	40,497,073	-	40,497,073
Total Investments	$279,731,127	$40,497,073	$-	$320,228,200